FVM - Valuation adjustments reserves on the balance sheet (Detail) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Valuation Adjustment Reserves On The Balance Sheet [Line Items]
Own credit adjustments on financial liabilities designated at fair value	$ (1,368)	$ (1,665)
of which: debt issued designated at fair value	(1,332)	(1,681)
of which: other financial liabilities designated at fair value	(36)	16
Credit valuation adjustments	(24)	(29)
Funding and debit valuation adjustments	(70)	(50)
Other valuation adjustments	(742)	(741)
of which: liquidity	(508)	(524)
of which: model uncertainty	$ (233)	$ (217)